Omnibus Incentive Compensation Plan (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee equity compensation
Units
Unvested, beginning of period	24,286	29,524
Vested	24,286	5,238
Unvested, end of period	0	24,286
Unvested, beginning of period	$ 6,573	$ 7,987
Vested	6,573	1,414
Unvested, end of period	$ 0	$ 6,573
Non-Employee equity compensation
Units
Unvested, beginning of period	53,571	70,357
Vested	53,571	16,786
Unvested, end of period	0	53,571
Unvested, beginning of period	$ 18,186	$ 20,951
Vested	18,186	2,765
Unvested, end of period	$ 0	$ 18,186